Summary of Sales Revenue by Type of Product (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									4 Months Ended		6 Months Ended				12 Months Ended
	Jul. 13, 2013		Dec. 29, 2012	Oct. 06, 2012	Jul. 14, 2012		Dec. 31, 2011	Oct. 08, 2011	Jul. 16, 2011	Apr. 21, 2012	Apr. 23, 2011	Jul. 13, 2013		Jul. 14, 2012		Dec. 29, 2012		Dec. 31, 2011		Jan. 01, 2011
Sales revenue by type of similar product
Sales revenue	$ 601,275		$ 560,167	$ 538,431	$ 562,361		$ 540,113	$ 538,606	$ 559,514	$ 704,380	$ 717,259	$ 1,337,084		$ 1,266,741		$ 2,365,339		$ 2,355,492		$ 2,257,536
Sale revenue percentage	100.00%				100.00%							100.00%		100.00%		100.00%		100.00%		100.00%
Non-perishables [Member]
Sales revenue by type of similar product
Sales revenue	334,143	[1]			310,620	[1]						753,195	[1]	709,027	[1]	1,337,030	[1]	1,335,913	[1]	1,307,304	[1]
Sale revenue percentage	55.60%	[1]			55.20%	[1]						56.30%	[1]	56.00%	[1]	56.50%	[1]	56.70%	[1]	57.90%	[1]
Perishables [Member]
Sales revenue by type of similar product
Sales revenue	173,674	[2]			157,382	[2]						370,073	[2]	341,381	[2]	631,621	[2]	624,490	[2]	605,684	[2]
Sale revenue percentage	28.90%	[2]			28.00%	[2]						27.70%	[2]	27.00%	[2]	26.70%	[2]	26.50%	[2]	26.80%	[2]
Fuel [Member]
Sales revenue by type of similar product
Sales revenue	53,051				53,241							119,669		118,127		218,815		204,193		150,012
Sale revenue percentage	8.80%				9.50%							9.00%		9.30%		9.30%		8.70%		6.60%
Pharmacy [Member]
Sales revenue by type of similar product
Sales revenue	36,147				37,085							84,412		88,872		160,069		174,437		179,518
Sale revenue percentage	6.00%				6.60%							6.30%		7.00%		6.80%		7.40%		8.00%
Other [Member]
Sales revenue by type of similar product
Sales revenue	$ 4,260	[3]			$ 4,033	[3]						$ 9,735	[3]	$ 9,334	[3]	$ 17,804	[3]	$ 16,459	[3]	$ 15,018	[3]
Sale revenue percentage	0.70%	[3]			0.70%	[3]						0.70%	[3]	0.70%	[3]	0.70%	[3]	0.70%	[3]	0.70%	[3]

[1]	Non-perishables consist of grocery, dairy, frozen, general merchandise, health and beauty care and other non-perishable related products.
[2]	Perishables consist of produce, meat, seafood, bakery, deli, floral, prepared foods and other perishable related products.
[3]	Other primarily consists of franchise income and service commission income, such as lottery, money orders and money transfers.